FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Apr. 30, 2026
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the Plan’s assets measured at fair value as of April 30, 2026 and 2025, categorized by level within the fair value hierarchy. There were no transfers between levels of the fair value hierarchy during the years ended April 30, 2026 and 2025.

	Assets at Fair Value as of April 30, 2026
	Level 1	Level 2	Level 3	Total
Daktronics, Inc.* common stock	$32,342,011	$—	$—	$32,342,011
Mutual funds	208,283,279	—	—	208,283,279
Pooled Separate Funds	$76,601,651	$—	$—	$76,601,651

Investments measured at Net Asset Value (NAV)**:
Common collective trusts*:
Principal Stable Value Z Fund*				10,758,468
Total Investments at Fair Value				$327,985,409

	Assets at Fair Value as of April 30, 2025
	Level 1	Level 2	Level 3	Total
Daktronics, Inc.* common stock	$22,219,583	$—	$—	$22,219,583
Mutual funds	209,158,254	—	—	209,158,254

Investments measured at Net Asset Value (NAV)**:
Common collective trusts*:
Principal Stable Value Z Fund*				10,304,183
Principal/Blackrock S&P 500 Index CIT N Fund*				17,572,378
Total Investments at Fair Value				$259,254,398

*Indicates a party-in-interest as defined under the Employee Retirement Income Security Act of 1974, as amended ("ERISA")

**Certain investments are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient. These investments have not been classified within the fair value hierarchy established by ASC 820. The fair value amounts presented in the accompanying table are included to facilitate reconciliation of the fair value hierarchy to the amounts reported in the Statement of Net Assets Available for Benefits.